S-K 1603(a)(7) Sponsor Controlling Persons	Sep. 09, 2026
Bluerock Acquisition Holdings II Llc [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Bluerock Real Estate Holdings